SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions					1 Months Ended
	May 17, 2023 $ / shares	Apr. 21, 2023 $ / shares	Mar. 06, 2023 $ / shares	Mar. 14, 2022 $ / shares	Apr. 30, 2023 USD ($) vessel	Jan. 31, 2023 $ / shares	Jan. 31, 2022 $ / shares
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)			$ 0.08	$ 0.08		$ 0.08	$ 0.08
Subsequent Event
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)		$ 0.08
Cash dividend declared (in USD per share)	$ 0.08
Subsequent Event | Vessels
Subsequent Event [Line Items]
Number of vessels sold | vessel					2
Price of vessels sold | $					$ 6.7
Gain on sale of vessels | $					$ 5.6